Note 5 - Loans, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - CAD ($) $ in Thousands	Jul. 31, 2024	Oct. 31, 2023	Jul. 31, 2023
Upside, 100% [member]
Statement Line Items [Line Items]
Variance from reported ECL (%)	(34.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Variance from reported ECL (%)	(22.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Variance from reported ECL (%)	7.00%
Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,401	$ 2,513	$ 2,697
Provision for credit commitments [member] | Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	1,574
Variance from reported ECL	(827)
Provision for credit commitments [member] | Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	1,867
Variance from reported ECL	(534)
Provision for credit commitments [member] | Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	2,570
Variance from reported ECL	$ 169